11. Employee Benefit Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
401k Plan [Member]
Contribution to defined contribution plan	$ 0	$ 51,000
UK Plan [Member]
Contribution to defined contribution plan	$ 0	$ 0